SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 4.9%
	U.S. Treasury Bills, 4.277% due 1/15/2026	$5,000,000	$ 4,991,957
	U.S. Treasury Notes,
	0.75% due 4/30/2026	1,500,000	1,486,172
	3.75% due 8/31/2026	2,050,000	2,052,162
	4.00% due 2/15/2026	1,000,000	1,000,039
	4.125% due 1/31/2027	3,000,000	3,019,101
	Total U.S. Treasury Securities (Cost $12,513,984)		12,549,431
	U.S. Government Agencies — 0.0%
	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	6,736	6,773
	Total U.S. Government Agencies (Cost $6,765)		6,773
	Mortgage Backed — 4.1%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-F Class A1, 2.86% due 7/25/2059	918,901	899,563
[a,b]	Series 2022-A Class A1, 3.50% due 10/25/2061	964,965	942,954
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-1 Class A1, 3.805% due 1/25/2049	10,507	10,276
[a,b]	Series 2019-3 Class A1, 2.962% due 10/25/2048	10,937	10,479
[a,b]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	150,800	132,567
[a,b]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 7.58% (TSFR1M + 3.83%) due 8/15/2026	277,359	269,409
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-RPL1 Class A1A, 3.65% due 7/25/2058	395,421	389,376
[a,b]	Series 2020-NQM1 Class A1, 2.208% due 5/25/2065	41,348	39,178
[a,b]	Series 2020-SPT1 Class A3, 3.734% due 4/25/2065	809,348	801,460
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	21,479	20,327
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	15,066	14,166
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	54,141	51,944
	Federal National Mtg Assoc., Pool BZ3061, 5.26% due 2/1/2030	650,000	670,926
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	11,726	11,699
[a,b]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	6,435	5,936
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	125,489	121,070
[a,b]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	554,941	529,675
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 4.885% (TSFR1M + 1.13%) due 7/15/2039	7,897	7,892
[a,b]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.182% due 1/25/2068	491,858	490,800
[a,b]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	29,343	29,250
	MFA Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	851,715	820,824
[a,b]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	389,870	387,772
[a,b]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 5.346% (TSFR1M + 1.61%) due 6/25/2057	9,041	9,150
[a,b]	PRET LLC, Whole Loan Securities Trust CMO, Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	475,456	478,299
	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-SH1 Class M1, 3.223% due 1/28/2050	902,091	890,363
[a,b]	Series 2020-SH2 Class B1, 5.00% due 6/25/2055	989,891	989,226
[a,b]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2020-3 Class A1, 1.486% due 4/25/2065	815,172	794,994
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-6 Class A1, 2.75% due 10/25/2057	63,911	62,916
[a,b]	Series 2018-2 Class A1, 3.25% due 3/25/2058	6,301	6,237
[a,b]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	151,648	150,671
[a,b]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.201% due 3/25/2065	318,479	316,205
	Total Mortgage Backed (Cost $10,387,227)		10,355,604
	Asset Backed Securities — 37.1%
	Auto Receivables — 19.5%
	ACM Auto Trust,
[a]	Series 2023-2A Class B, 9.85% due 6/20/2030	1,496,625	1,511,659
[a]	Series 2024-1A Class B, 11.40% due 1/21/2031	89,329	90,128
[a]	Series 2024-2A Class A, 6.06% due 2/20/2029	116,828	116,889

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	American Credit Acceptance Receivables Trust,
[a]	Series 2023-1 Class C, 5.59% due 4/12/2029	$ 849	$ 849
[a]	Series 2023-2 Class C, 5.96% due 8/13/2029	36,709	36,726
[a]	Series 2024-2 Class C, 6.24% due 4/12/2030	1,900,000	1,915,152
	AmeriCredit Automobile Receivables Trust, Series 2022-2 Class B, 4.81% due 4/18/2028	511,464	511,728
[a]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	405,734	408,222
[a]	AutoNation Finance Trust, Series 2025-1A Class A2, 4.72% due 4/10/2028	1,852,570	1,856,900
	BOF URSA VI Funding Trust I,
[a]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	60,876	61,484
[a]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	206,421	207,996
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	341,535	347,582
	Carvana Auto Receivables Trust,
[a]	Series 2020-N1A Class E, 5.20% due 7/15/2027	162,322	162,339
	Series 2021-N2 Class D, 1.27% due 3/10/2028	414,503	403,789
[a]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	573,004	569,145
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	715,493	718,499
[a]	Series 2023-P2 Class A3, 5.42% due 4/10/2028	295,465	296,377
[a]	Chesapeake Funding II LLC, Series 2023-1A Class A1, 5.65% due 5/15/2035	902,225	906,462
[a]	Consumer Portfolio Services Auto Trust, Series 2025-A Class A, 4.77% due 10/16/2028	736,328	737,955
	CPS Auto Receivables Trust,
[a]	Series 2022-A Class D, 2.84% due 4/16/2029	475,716	473,790
[a]	Series 2023-D Class B, 6.78% due 3/15/2028	121,124	121,240
[a]	Series 2024-B Class B, 6.04% due 10/16/2028	265,618	266,967
[a]	Series 2024-C Class A, 5.88% due 2/15/2028	286,426	286,755
	Drive Auto Receivables Trust,
[a]	Series 2021-3 Class D, 1.94% due 6/15/2029	314,989	312,080
	Series 2024-2 Class B, 4.52% due 7/16/2029	1,500,000	1,505,485
	DT Auto Owner Trust,
[a]	Series 2021-3A Class D, 1.31% due 5/17/2027	773,524	771,062
[a]	Series 2023-2A Class C, 5.79% due 2/15/2029	250,639	251,649
[a]	Series 2023-3A Class B, 6.07% due 3/15/2028	879,994	881,157
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	358,266	358,361
	Series 2022-4A Class D, 5.98% due 12/15/2028	1,177,999	1,186,836
	Series 2022-6A Class C, 6.32% due 5/15/2028	112,955	113,322
	Series 2023-4A Class C, 6.51% due 8/15/2028	515,215	518,293
	Series 2025-5A Class A2, 4.38% due 6/15/2028	166,000	166,188
	FHF Issuer Trust,
[a]	Series 2024-1A Class A2, 5.69% due 2/15/2030	391,646	394,688
[a]	Series 2024-3A Class A2, 4.94% due 11/15/2030	387,746	388,717
[a]	Series 2025-2A Class A1, 4.839% due 12/15/2026	1,212,235	1,213,475
[a]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	87,648	87,877
[a]	First Investors Auto Owner Trust, Series 2022-1A Class D, 3.79% due 6/15/2028	160,000	159,635
	Flagship Credit Auto Trust,
[a]	Series 2022-1 Class C, 3.06% due 3/15/2028	295,417	293,843
[a]	Series 2022-2 Class B, 4.76% due 5/17/2027	15,651	15,651
[a]	Series 2022-4 Class B, 6.78% due 10/15/2027	410,808	411,209
[a]	Series 2023-3 Class A3, 5.44% due 4/17/2028	181,415	181,585
[a]	Series 2024-1 Class A2, 5.64% due 3/15/2028	374,041	374,398
[a]	Foursight Capital Automobile Receivables Trust, Series 2023-2 Class A2, 5.99% due 5/15/2028	934,077	936,574
	GLS Auto Receivables Issuer Trust,
[a]	Series 2021-4A Class D, 2.48% due 10/15/2027	487,583	484,769
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	403,401	402,905
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	374,182	377,264
[a]	Series 2025-4A Class A2, 4.37% due 10/16/2028	1,250,000	1,251,746
[a]	GLS Auto Select Receivables Trust, Series 2023-1A Class A3, 5.96% due 10/16/2028	501,405	505,442
[a]	LAD Auto Receivables Trust, Series 2024-1A Class A4, 5.17% due 9/15/2028	1,500,000	1,508,019
[a]	Lendbuzz Securitization Trust, Series 2024-3A Class A2, 4.97% due 10/15/2029	600,341	601,933
	Lobel Automobile Receivables Trust,
[a]	Series 2023-1 Class C, 8.31% due 10/16/2028	280,109	280,414
[a]	Series 2023-2 Class B, 8.67% due 5/15/2029	919,546	924,652
	Octane Receivables Trust,
[a]	Series 2023-3A Class A2, 6.44% due 3/20/2029	253,305	254,570
[a]	Series 2024-2A Class A2, 5.80% due 7/20/2032	749,623	755,717

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	OneMain Direct Auto Receivables Trust,
[a]	Series 2022-1A Class A1, 4.65% due 3/14/2029	$ 436,608	$ 436,953
[a]	Series 2023-1A Class A, 5.41% due 11/14/2029	1,895,000	1,907,851
[a,c]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A4, 2.82% due 4/10/2029	645,163	640,114
	Prestige Auto Receivables Trust,
[a]	Series 2021-1A Class D, 2.08% due 2/15/2028	595,168	589,134
[a]	Series 2023-1A Class D, 6.33% due 4/16/2029	1,363,000	1,382,238
[a]	Series 2023-2A Class B, 6.64% due 12/15/2027	109,350	109,629
[a]	Series 2025-1A Class A2, 4.87% due 12/15/2027	329,509	330,204
	Research-Driven Pagaya Motor Asset Trust,
[a]	Series 2023-3A Class A, 7.13% due 1/26/2032	408,798	409,495
[a]	Series 2023-4A Class A, 7.54% due 3/25/2032	1,601,113	1,604,264
[a]	Series 2025-5A Class A2, 4.575% due 6/26/2034	135,000	134,966
[a]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	97,059	97,537
[a]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	392,528	395,241
[a]	Santander Bank Auto Credit-Linked Notes, Series 2022-C Class F, 14.592% due 12/15/2032	694,792	708,238
	Santander Drive Auto Receivables Trust,
	Series 2023-6 Class A3, 5.93% due 7/17/2028	752,094	754,304
	Series 2023-6 Class B, 5.98% due 4/16/2029	915,000	925,952
	Series 2025-4 Class A2, 4.28% due 1/15/2029	635,000	636,338
[a]	SBNA Auto Receivables Trust, Series 2025-SF1 Class B, 5.12% due 3/17/2031	608,342	608,738
[a]	SCCU Auto Receivables Trust, Series 2024-1A Class A3, 5.11% due 6/15/2029	304,000	305,913
	Tricolor Auto Securitization Trust,
[a,d]	Series 2022-1A Class E, 7.79% due 8/16/2027	618,479	609,340
[a,d]	Series 2022-1A Class F, 9.80% due 7/16/2029	1,250,000	957,212
[a,d]	Series 2023-1A Class D, 8.56% due 7/15/2027	764,704	706,947
[a,d]	Series 2024-2A Class A, 6.36% due 12/15/2027	223,536	219,883
[a,d]	Series 2024-3A Class A, 5.22% due 6/15/2028	169,448	155,556
	Veros Auto Receivables Trust,
[a]	Series 2023-1 Class C, 8.32% due 11/15/2028	979,000	998,826
[a]	Series 2024-1 Class A, 6.28% due 11/15/2027	383,151	384,540
[a]	Series 2025-1 Class A, 5.31% due 9/15/2028	1,131,566	1,136,631
[a]	Westlake Automobile Receivables Trust, Series 2022-2A Class D, 5.48% due 9/15/2027	2,537,904	2,546,254
			49,570,447
	Home Equity — 0.2%
[a]	Knock Issuer Trust, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 7.119% due 2/25/2030	500,000	506,015
			506,015
	Other Asset Backed — 15.7%
[a]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	1,250,000	1,250,520
	ACHV ABS Trust,
[a]	Series 2024-1PL Class A, 5.90% due 4/25/2031	1,148,275	1,154,231
[a]	Series 2024-2PL Class A, 5.07% due 10/27/2031	609,044	611,823
	Affirm Asset Securitization Trust,
[a]	Series 2024-X1 Class C, 6.57% due 5/15/2029	992,320	994,283
[a]	Series 2024-X2 Class A, 5.22% due 12/17/2029	82,338	82,375
[a]	Series 2025-X2 Class A, 4.45% due 10/15/2030	475,833	476,382
[a]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	287,433	287,831
[a]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	1,090,727	1,092,522
[a]	Aqua Finance Trust, Series 2020-AA Class A, 1.90% due 7/17/2046	286,912	268,043
[a]	Auxilior Term Funding LLC, Series 2024-1A Class A2, 5.84% due 3/15/2027	192,033	192,481
	BHG Securitization Trust,
[a]	Series 2021-B Class B, 1.67% due 10/17/2034	245,361	243,327
[a]	Series 2022-C Class B, 5.93% due 10/17/2035	848,283	850,864
[a]	Series 2023-A Class B, 6.35% due 4/17/2036	920,000	930,482
[a]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	1,275,362	1,285,807
[a]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	1,250,000	1,257,168
[a]	Dell Equipment Finance Trust, Series 2023-3 Class A3, 5.93% due 4/23/2029	719,669	723,406
[a]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	206,164	207,253
	FREED ABS Trust,
[a]	Series 2022-1FP Class D, 3.35% due 3/19/2029	165,111	165,026
[a]	Series 2022-3FP Class D, 7.36% due 8/20/2029	794,761	795,777
[a,b]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.447% (SOFR90A + 2.25%) due 3/1/2027	83,708	83,787

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	GreenSky Home Improvement Issuer Trust,
[a]	Series 2024-2 Class A2, 5.25% due 10/27/2059	$ 75,973	$ 76,225
[a]	Series 2025-2A Class A2, 4.93% due 6/25/2060	1,576,809	1,582,221
[a]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	114,508	115,295
[a]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	14,945	14,898
[a]	HPEFS Equipment Trust, Series 2023-2A Class C, 6.48% due 1/21/2031	190,962	191,501
[a]	LendingPoint Pass-Through Trust, Series 2022-ST3 Class A, 4.00% due 5/15/2028	5,691	5,689
[a]	Mariner Finance Issuance Trust, Series 2021-AA Class A, 1.86% due 3/20/2036	1,300,000	1,279,548
	Marlette Funding Trust,
[a]	Series 2023-1A Class C, 7.20% due 4/15/2033	166,638	167,044
[a]	Series 2023-2A Class C, 6.96% due 6/15/2033	1,119,161	1,123,666
[a]	Series 2023-3A Class C, 7.06% due 9/15/2033	333,380	334,677
[a]	Series 2025-1A Class A, 4.75% due 7/16/2035	332,873	333,366
[a]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	1,596,626	1,610,653
	NetCredit Combined Receivables LLC,
[a]	Series 2023-A Class A, 7.78% due 12/20/2027	1,093,304	1,094,620
[a]	Series 2024-A Class A, 7.43% due 10/21/2030	7,540	7,547
	NMEF Funding LLC,
[a]	Series 2023-A Class A2, 6.57% due 6/17/2030	652,934	656,384
[a]	Series 2025-B Class A2, 4.64% due 1/18/2033	800,000	803,492
[a]	OneMain Financial Issuance Trust, Series 2022-S1 Class A, 4.13% due 5/14/2035	229,069	229,049
	Oportun Issuance Trust,
[a]	Series 2021-B Class A, 1.47% due 5/8/2031	162,946	160,102
[a]	Series 2021-C Class A, 2.18% due 10/8/2031	765,587	753,981
[a]	Series 2025-A Class A, 5.01% due 2/8/2033	1,613,000	1,614,156
[a,b]	Pagaya AI Debt Grantor Trust, Series 2024-10 Class ABC, 5.633% due 6/15/2032	1,237,178	1,242,509
[a]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class B, 1.82% due 1/16/2029	168,764	168,764
[a]	Pagaya AI Debt Trust, Series 2024-1 Class A, 6.66% due 7/15/2031	221,405	221,561
[a]	Pawnee Equipment Receivables LLC, Series 2021-1 Class D, 2.75% due 7/15/2027	473,584	472,830
[a]	Prosper Marketplace Issuance Trust, Series 2023-1A Class C, 8.29% due 7/16/2029	1,084,038	1,085,878
[a]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	1,654,867	1,663,209
	Reach ABS Trust,
[a]	Series 2024-2A Class A, 5.88% due 7/15/2031	259,599	261,028
[a]	Series 2025-1A Class A, 4.96% due 8/16/2032	109,024	109,379
[a]	Series 2025-2A Class A, 4.93% due 8/18/2032	177,816	178,576
[a]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	1,228,953	1,227,082
[a]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	577,276	566,675
	SoFi Consumer Loan Program Trust,
[a]	Series 2025-1 Class A, 4.80% due 2/27/2034	1,285,913	1,291,076
[a]	Series 2025-2 Class A, 4.82% due 6/25/2034	910,450	915,021
[a]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	144,474	136,509
[a]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	1,775,175	1,805,812
	Upgrade Master Pass-Thru Trust,
[a]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	830,633	835,124
[a]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	567,993	568,913
[a]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	46,883	46,896
	Upstart Securitization Trust,
[a]	Series 2021-3 Class C, 3.28% due 7/20/2031	39,159	39,088
[a]	Series 2023-2 Class B, 7.92% due 6/20/2033	638,000	641,105
[a]	Series 2023-3 Class A, 6.90% due 10/20/2033	217,126	217,538
[a]	Series 2024-1 Class A, 5.33% due 11/20/2034	463,149	462,924
[a]	Series 2025-1 Class A, 5.45% due 4/20/2035	463,270	463,896
[a]	Series 2025-2 Class A2, 5.22% due 6/20/2035	377,291	379,183
			40,108,078
	Student Loan — 1.7%
[a]	Laurel Road Prime Student Loan Trust, Series 2020-A Class A2FX, 1.40% due 11/25/2050	284,824	273,044
	National Collegiate Student Loan Trust,
[b]	Series 2006-1 Class A5, 4.196% (TSFR1M + 0.46%) due 3/25/2033	485,737	481,049
[b]	Series 2006-4 Class A4, 4.156% (TSFR1M + 0.42%) due 5/25/2032	58,297	58,039
	Navient Private Education Loan Trust,
[a]	Series 2018-BA Class A2A, 3.61% due 12/15/2059	101,337	101,130
[a,b]	Series 2018-BA Class A2B, 4.585% (TSFR1M + 0.83%) due 12/15/2059	4,288	4,285
[a]	Navient Private Education Refi Loan Trust, Series 2019-FA Class A2, 2.60% due 8/15/2068	302,775	293,002
[a,b]	Navient Student Loan Trust, Series 2019-BA Class A2B, 4.845% (TSFR1M + 1.09%) due 12/15/2059	296,692	296,189

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Nelnet Student Loan Trust,
[a,b]	Series 2012-2A Class A, 4.789% (SOFR30A + 0.91%) due 12/26/2033	$ 36,928	$ 36,579
[a,b]	Series 2015-3A Class A2, 4.589% (SOFR30A + 0.71%) due 2/27/2051	8,144	8,118
[a,b]	Series 2021-DA Class AFL, 4.538% (TSFR1M + 0.80%) due 4/20/2062	74,735	74,121
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 5.092% (TSFR1M + 1.36%) due 7/25/2051	28,517	28,530
	SLM Student Loan Trust,
[b]	Series 2013-4 Class A, 4.539% (SOFR30A + 0.66%) due 6/25/2043	14,934	14,666
[b]	Series 2013-6 Class A3, 4.639% (SOFR30A + 0.76%) due 6/26/2028	95,875	95,020
	SMB Private Education Loan Trust,
[a,b]	Series 2017-B Class A2B, 4.615% (TSFR1M + 0.86%) due 10/15/2035	100,910	100,837
[a,b]	Series 2018-B Class A2B, 4.585% (TSFR1M + 0.83%) due 1/15/2037	147,589	147,226
[a,b]	Series 2018-C Class A2B, 4.615% (TSFR1M + 0.86%) due 11/15/2035	38,109	38,003
[a]	Series 2019-A Class A2A, 3.44% due 7/15/2036	448,160	443,892
[a]	Series 2020-A Class A2A, 2.23% due 9/15/2037	1,761,993	1,713,941
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 4.548% (TSFR1M + 0.81%) due 11/20/2061	43,147	43,123
			4,250,794
	Total Asset Backed Securities (Cost $94,653,619)		94,435,334
	Corporate Bonds — 43.9%
	Automobiles & Components — 1.1%
	Automobiles — 1.1%
[b]	American Honda Finance Corp., 4.352% (SOFR + 0.62%) due 12/11/2026	569,000	569,609
	Hyundai Capital America,
[a]	4.875% due 6/23/2027	500,000	505,540
[a]	5.45% due 6/24/2026	1,000,000	1,005,920
[a]	Volkswagen Group of America Finance LLC, 4.45% due 9/11/2027	750,000	752,887
			2,833,956
	Banks — 0.7%
	Banks — 0.7%
[b]	Bank of New York Mellon, 4.587% (SOFR + 0.69%) due 4/20/2027	1,000,000	1,001,610
[a,b,c]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	750,000	735,712
			1,737,322
	Capital Goods — 1.0%
	Aerospace & Defense — 0.5%
	Northrop Grumman Systems Corp., 7.875% due 3/1/2026	1,250,000	1,255,662
	Machinery — 0.5%
	Regal Rexnord Corp., 6.05% due 2/15/2026	1,250,000	1,252,100
			2,507,762
	Commercial & Professional Services — 0.5%
	Commercial Services & Supplies — 0.5%
[a,c]	Element Fleet Management Corp., 6.271% due 6/26/2026	1,250,000	1,260,750
			1,260,750
	Consumer Discretionary Distribution & Retail — 0.7%
	Broadline Retail — 0.7%
	MercadoLibre, Inc., 2.375% due 1/14/2026	1,775,000	1,772,675
			1,772,675
	Consumer Durables & Apparel — 0.7%
	Textiles, Apparel & Luxury Goods — 0.7%
	Under Armour, Inc., 3.25% due 6/15/2026	1,750,000	1,739,885
			1,739,885
	Consumer Services — 0.8%
	Hotels, Restaurants & Leisure — 0.8%
	Starbucks Corp., 4.75% due 2/15/2026	2,000,000	2,001,100
			2,001,100
	Consumer Staples Distribution & Retail — 0.9%
	Consumer Staples Distribution & Retail — 0.9%
[a]	7-Eleven, Inc., 0.95% due 2/10/2026	2,250,000	2,242,215

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
			2,242,215
	Energy — 2.0%
	Oil, Gas & Consumable Fuels — 2.0%
	Boardwalk Pipelines LP, 5.95% due 6/1/2026	$1,250,000	$ 1,253,413
[a]	Energy Transfer LP, 5.625% due 5/1/2027	1,000,000	1,000,370
	NuStar Logistics LP, 6.00% due 6/1/2026	1,000,000	1,001,780
	ONEOK, Inc., 5.55% due 11/1/2026	1,250,000	1,263,387
	Plains All American Pipeline LP/PAA Finance Corp., 4.50% due 12/15/2026	500,000	501,470
			5,020,420
	Equity Real Estate Investment Trusts (REITs) — 2.3%
	Diversified REITs — 2.3%
	American Tower Corp., 1.60% due 4/15/2026	1,250,000	1,240,763
[a]	Crown Castle, Inc., 4.225% due 1/21/2026	2,500,000	2,494,236
	Host Hotels & Resorts LP, 4.25% due 12/15/2028	250,000	250,190
	SBA Tower Trust,
[a]	1.631% due 5/15/2051	1,500,000	1,467,586
[a]	1.884% due 7/15/2050	350,000	349,610
			5,802,385
	Financial Services — 3.5%
	Capital Markets — 3.1%
	Ares Capital Corp., 2.15% due 7/15/2026	1,250,000	1,234,925
	Blue Owl Capital Corp., 3.40% due 7/15/2026	750,000	745,095
	FS KKR Capital Corp., 3.40% due 1/15/2026	1,000,000	999,350
	Hercules Capital, Inc., 2.625% due 9/16/2026	1,500,000	1,478,295
[a]	LPL Holdings, Inc., 4.625% due 11/15/2027	1,000,000	1,000,130
	Main Street Capital Corp., 3.00% due 7/14/2026	637,000	631,515
	Voya Financial, Inc., 3.65% due 6/15/2026	1,880,000	1,874,774
	Financial Services — 0.4%
[a]	Antares Holdings LP, 3.95% due 7/15/2026	1,000,000	995,480
			8,959,564
	Food, Beverage & Tobacco — 4.8%
	Beverages — 1.6%
[a,c]	Bacardi Ltd., 2.75% due 7/15/2026	1,000,000	990,970
	Constellation Brands, Inc., 3.70% due 12/6/2026	1,250,000	1,246,863
[b]	Keurig Dr. Pepper, Inc., 4.387% (SOFR + 0.58%) due 11/15/2026	1,750,000	1,749,317
	Food Products — 1.5%
	Conagra Brands, Inc.,
[a]	4.17% due 1/16/2026	2,000,000	1,996,583
	5.30% due 10/1/2026	500,000	504,230
	Flowers Foods, Inc., 3.50% due 10/1/2026	1,250,000	1,243,713
	Tobacco — 1.7%
	Altria Group, Inc., 4.40% due 2/14/2026	1,500,000	1,499,265
	BAT Capital Corp., 3.215% due 9/6/2026	250,000	248,530
[c]	BAT International Finance plc, 1.668% due 3/25/2026	2,250,000	2,236,432
[a,c]	Imperial Brands Finance plc, 3.50% due 7/26/2026	438,000	436,209
			12,152,112
	Health Care Equipment & Services — 2.6%
	Health Care Equipment & Supplies — 1.0%
[a]	Alcon Finance Corp., 2.75% due 9/23/2026	2,500,000	2,477,125
	Health Care Providers & Services — 1.6%
	HCA, Inc., 5.25% due 6/15/2026	1,700,000	1,701,819
[a]	Highmark, Inc., 1.45% due 5/10/2026	2,414,000	2,386,963
			6,565,907
	Insurance — 2.7%
	Insurance — 2.7%
	Brown & Brown, Inc., 4.60% due 12/23/2026	1,250,000	1,256,375
[a]	Equitable Financial Life Global Funding, 1.30% due 7/12/2026	1,000,000	985,870
[a]	F&G Global Funding, 1.75% due 6/30/2026	1,153,000	1,138,784
[a]	GA Global Funding Trust, 1.625% due 1/15/2026	2,000,000	1,998,060

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
[b]	Marsh & McLennan Cos., Inc., 4.525% (SOFRINDX + 0.70%) due 11/8/2027	$ 751,000	$ 754,312
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	850,000	850,399
			6,983,800
	Materials — 3.0%
	Containers & Packaging — 3.0%
	Berry Global, Inc.,
	1.57% due 1/15/2026	750,000	748,913
[a]	4.875% due 7/15/2026	1,750,000	1,750,542
[a]	Graphic Packaging International LLC, 1.512% due 4/15/2026	1,000,000	990,730
[a]	Sealed Air Corp., 1.573% due 10/15/2026	1,250,000	1,223,200
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	2,000,000	1,983,100
	Sonoco Products Co., 4.45% due 9/1/2026	1,000,000	1,001,590
			7,698,075
	Media & Entertainment — 0.4%
	Media — 0.4%
[a]	Sirius XM Radio LLC, 3.125% due 9/1/2026	975,000	965,923
			965,923
	Pharmaceuticals, Biotechnology & Life Sciences — 1.8%
	Biotechnology — 0.5%
	Illumina, Inc., 4.65% due 9/9/2026	1,258,000	1,261,699
	Pharmaceuticals — 1.3%
[a]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	1,250,000	1,240,112
	Utah Acquisition Sub, Inc., 3.95% due 6/15/2026	1,500,000	1,495,230
	Viatris, Inc., 2.30% due 6/22/2027	750,000	728,325
			4,725,366
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,250,000	1,236,963
			1,236,963
	Software & Services — 2.9%
	Information Technology Services — 1.5%
	Global Payments, Inc., 1.20% due 3/1/2026	1,699,000	1,690,998
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	1,250,000	1,229,312
[a]	Wipro IT Services LLC, 1.50% due 6/23/2026	1,000,000	986,890
	Software — 1.4%
	Activision Blizzard, Inc., Series 2020-3 Class D, 3.40% due 9/15/2026	1,355,000	1,342,291
[a]	Fair Isaac Corp., 5.25% due 5/15/2026	1,000,000	1,001,290
	Fidelity National Information Services, Inc., 1.15% due 3/1/2026	1,242,000	1,236,188
			7,486,969
	Technology Hardware & Equipment — 1.5%
	Electronic Equipment, Instruments & Components — 0.4%
	Avnet, Inc., 4.625% due 4/15/2026	1,045,000	1,044,864
	Office Electronics — 1.0%
	CDW LLC/CDW Finance Corp., 2.67% due 12/1/2026	2,550,000	2,516,442
	Technology Hardware, Storage & Peripherals — 0.1%
	Dell International LLC/EMC Corp., 6.02% due 6/15/2026	300,000	301,203
			3,862,509
	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 0.9%
[a]	Cox Communications, Inc., 3.35% due 9/15/2026	1,250,000	1,243,375
[a,c]	NBN Co. Ltd., 1.45% due 5/5/2026	1,000,000	991,140
	Wireless Telecommunication Services — 0.8%
	T-Mobile USA, Inc., 2.25% due 2/15/2026	2,000,000	1,994,820
			4,229,335
	Transportation — 1.2%
	Ground Transportation — 0.3%
	Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.227% due 5/14/2026	708,627	704,928

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Transportation Infrastructure — 0.9%
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75% due 5/24/2026	$2,350,000	$ 2,361,163
			3,066,091
	Utilities — 6.6%
	Electric Utilities — 5.2%
	AES Corp., 1.375% due 1/15/2026	1,665,000	1,662,552
[a]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	715,000	709,881
	Ameren Corp., 5.70% due 12/1/2026	1,000,000	1,013,660
	Dominion Energy, Inc., Series A, 1.45% due 4/15/2026	945,000	938,064
[c]	Enel Americas SA, 4.00% due 10/25/2026	530,000	528,585
[a,c]	Enel Finance International NV, 1.625% due 7/12/2026	2,000,000	1,973,380
[a]	Evergy Missouri West, Inc., 4.146% due 1/7/2026	2,500,000	2,498,300
[a]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	2,250,000	2,254,725
[a]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	750,000	744,180
[b]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	1,000,000	999,630
	Gas Utilities — 0.8%
[a]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	1,000,000	998,780
	Spire, Inc., 5.30% due 3/1/2026	1,000,000	1,001,520
	Multi-Utilities — 0.6%
[a]	Pennsylvania-American Water Co., 7.80% due 9/1/2026	1,500,000	1,533,810
			16,857,067
	Total Corporate Bonds (Cost $111,610,305)		111,708,151
	Convertible Bonds — 0.6%
	Consumer Discretionary Distribution & Retail — 0.6%
	Broadline Retail — 0.6%
	Airbnb, Inc., Series 2025-1A Class D, Zero Coupon due 3/15/2026	1,500,000	1,485,960
			1,485,960
	Total Convertible Bonds (Cost $1,484,717)		1,485,960
	Long-Term Municipal Bonds — 0.5%
	City of Jersey City GO, Series B, 4.75% due 7/8/2026	1,250,000	1,256,289
	Total Long-Term Municipal Bonds (Cost $1,253,749)		1,256,289
	Short-Term Investments — 7.7%
[e]	Thornburg Capital Management Fund	1,969,813	19,698,129
	Total Short-Term Investments (Cost $19,698,129)		19,698,129
	Total Investments — 98.8% (Cost $251,608,495)		$251,495,671
	Other Assets Less Liabilities — 1.2%		3,035,709
	Net Assets — 100.0%		$254,531,380

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $148,814,426, representing 58.47% of the Fund’s net assets.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Bond in default.
e	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2025 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
GO	General Obligation
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$16,022,573	$64,339,572	$(60,664,016)	$-	$-	$19,698,129	$313,996